Taxes Payable - Additonal information (Details)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 HKD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Taxes payable
Statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding tax rate	10.00%		10.00%	10.00%
Deferred income tax benefit	$ 0	$ 0		$ 0	$ 0
Hongkong
Taxes payable
Statutory tax rate					16.50%
Hongkong | Assessable Profits up to HKD 2,000,000
Taxes payable
Statutory tax rate			8.25%	8.25%
Assessable profits	$ 0	$ 0	$ 2,000,000	$ 0	$ 0
PRC
Taxes payable
VAT rate	25.00%		25.00%	25.00%
Non-academic educational services
Taxes payable
VAT rate	3.00%		3.00%	3.00%
Technical services
Taxes payable
VAT rate	6.00%		6.00%	6.00%